SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Accrued salaries	$ 100	$ 59
Others	1,926	1,069
Total	$ 2,026	$ 1,128